Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000098257 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Institutional Shares
Trading Symbol	FMUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index (together, the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index, which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Financials sectors aided performance during the reporting period.
  Equity sector allocation with an overweight allocation to the Information Technology and Communication Services sectors, and not having an allocation to REITs contributed to Fund relative performance.
  Duration management contributed positively to performance. The Fund held moderate duration short and long positions at different points relative to the Blended Index during a volatile fiscal year which created a modest net positive contribution.
Top Detractors from Performance
  Equity sector underweight allocations to the Industrials and Financials sectors detracted from Fund relative performance.
  Equity security selection in the Industrials, Materials and Energy sectors had a negative impact on relative performance.
  Fixed income security selection detracted from Fund relative performance.
  Allocation of bonds across the credit quality spectrum, particularly underweight exposure to outperforming high quality AAA and AA bonds and overweight exposure to underperforming below investment grade bonds, had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	9.53%	6.94%	5.96%
S&P 500® Index	21.45%	17.64%	14.63%
Bloomberg US Universal Bond Index	6.51%	0.28%	2.29%
Blended Index	7.03%	6.56%	5.69%
Morningstar Moderately Conservative Allocation Funds Category Average	10.49%	6.03%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,395,848,589
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 7,620,858
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,395,848,589
Number of Investments	398
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$7,620,858

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.3%
Tax-Exempt, Fixed-Income Securities	48.2%
Tax-Exempt, Short-Term Securities	3.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective June 2025, Damian M. McIntyre CFA, FRM and CAIA, has been added to the Fund’s portfolio management team.
Effective December 31, 2025, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund.
Effective December 31, 2025, Steve Chiavarone, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund.
Effective December 31, 2025, Derek Plaski, CFA, will be added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000051328 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class F Shares
Trading Symbol	FMUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index (together, the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index, which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Financials sectors aided performance during the reporting period.
  Equity sector allocation with an overweight allocation to the Information Technology and Communication Services sectors, and not having an allocation to REITs contributed to Fund relative performance.
  Duration management contributed positively to performance. The Fund held moderate duration short and long positions at different points relative to the Blended Index during a volatile fiscal year which created a modest net positive contribution.
Top Detractors from Performance
  Equity sector underweight allocations to the Industrials and Financials sectors detracted from Fund relative performance.
  Equity security selection in the Industrials, Materials and Energy sectors had a negative impact on relative performance.
  Fixed income security selection detracted from Fund relative performance.
  Allocation of bonds across the credit quality spectrum, particularly underweight exposure to outperforming high quality AAA and AA bonds and overweight exposure to underperforming below investment grade bonds, had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class F Shares — including sales load	7.16%	6.46%	5.59%
Class F Shares — excluding sales load	9.25%	6.67%	5.69%
S&P 500® Index	21.45%	17.64%	14.63%
Bloomberg US Universal Bond Index	6.51%	0.28%	2.29%
Blended Index	7.03%	6.56%	5.69%
Morningstar Moderately Conservative Allocation Funds Category Average	10.49%	6.03%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,395,848,589
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 7,620,858
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,395,848,589
Number of Investments	398
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$7,620,858

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.3%
Tax-Exempt, Fixed-Income Securities	48.2%
Tax-Exempt, Short-Term Securities	3.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective June 2025, Damian M. McIntyre CFA, FRM and CAIA, has been added to the Fund’s portfolio management team.
Effective December 31, 2025, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund.
Effective December 31, 2025, Steve Chiavarone, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund.
Effective December 31, 2025, Derek Plaski, CFA, will be added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024659 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class C Shares
Trading Symbol	FMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$181	1.74%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index (together, the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index, which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Financials sectors aided performance during the reporting period.
  Equity sector allocation with an overweight allocation to the Information Technology and Communication Services sectors, and not having an allocation to REITs contributed to Fund relative performance.
  Duration management contributed positively to performance. The Fund held moderate duration short and long positions at different points relative to the Blended Index during a volatile fiscal year which created a modest net positive contribution.
Top Detractors from Performance
  Equity sector underweight allocations to the Industrials and Financials sectors detracted from Fund relative performance.
  Equity security selection in the Industrials, Materials and Energy sectors had a negative impact on relative performance.
  Fixed income security selection detracted from Fund relative performance.
  Allocation of bonds across the credit quality spectrum, particularly underweight exposure to outperforming high quality AAA and AA bonds and overweight exposure to underperforming below investment grade bonds, had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	7.44%	5.87%	5.07%
Class C Shares — excluding sales load	8.44%	5.87%	5.07%
S&P 500® Index	21.45%	17.64%	14.63%
Bloomberg US Universal Bond Index	6.51%	0.28%	2.29%
Blended Index	7.03%	6.56%	5.69%
Morningstar Moderately Conservative Allocation Funds Category Average	10.49%	6.03%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,395,848,589
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 7,620,858
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,395,848,589
Number of Investments	398
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$7,620,858

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.3%
Tax-Exempt, Fixed-Income Securities	48.2%
Tax-Exempt, Short-Term Securities	3.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective June 2025, Damian M. McIntyre CFA, FRM and CAIA, has been added to the Fund’s portfolio management team.
Effective December 31, 2025, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund.
Effective December 31, 2025, Steve Chiavarone, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund.
Effective December 31, 2025, Derek Plaski, CFA, will be added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024657 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Muni and Stock Advantage Fund
Class Name	Class A Shares
Trading Symbol	FMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to or planned for the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index (together, the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index, which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Financials sectors aided performance during the reporting period.
  Equity sector allocation with an overweight allocation to the Information Technology and Communication Services sectors, and not having an allocation to REITs contributed to Fund relative performance.
  Duration management contributed positively to performance. The Fund held moderate duration short and long positions at different points relative to the Blended Index during a volatile fiscal year which created a modest net positive contribution.
Top Detractors from Performance
  Equity sector underweight allocations to the Industrials and Financials sectors detracted from Fund relative performance.
  Equity security selection in the Industrials, Materials and Energy sectors had a negative impact on relative performance.
  Fixed income security selection detracted from Fund relative performance.
  Allocation of bonds across the credit quality spectrum, particularly underweight exposure to outperforming high quality AAA and AA bonds and overweight exposure to underperforming below investment grade bonds, had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2015 through October 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	3.34%	5.48%	5.10%
Class A Shares — excluding sales load	9.32%	6.68%	5.70%
S&P 500® Index	21.45%	17.64%	14.63%
Bloomberg US Universal Bond Index	6.51%	0.28%	2.29%
Blended Index	7.03%	6.56%	5.69%
Morningstar Moderately Conservative Allocation Funds Category Average	10.49%	6.03%	5.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,395,848,589
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 7,620,858
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,395,848,589
Number of Investments	398
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$7,620,858

Holdings [Text Block]
Fund Holdings
Top Security Types
(% of Net Assets)
Equity Securities	48.3%
Tax-Exempt, Fixed-Income Securities	48.2%
Tax-Exempt, Short-Term Securities	3.4%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)

Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective June 2025, Damian M. McIntyre CFA, FRM and CAIA, has been added to the Fund’s portfolio management team.
Effective December 31, 2025, R.J. Gallo, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund.
Effective December 31, 2025, Steve Chiavarone, CFA, Senior Portfolio Manager, will no longer serve as a portfolio manager of the Fund.
Effective December 31, 2025, Derek Plaski, CFA, will be added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
Following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation